Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	10,357.50
Total Offset Amount	6,972.34
Net Fee	$ 3,385.16